Marathon Value Portfolio

                                   PROSPECTUS

                                  June 9, 2003


INVESTMENT OBJECTIVE:
Long-term capital appreciation





1050 Crown Pointe Parkway, Suite 950
Atlanta, GA 30338
(800) 788-6086
www.marathonvalue.com




























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY...........................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND....................................5

HOW TO BUY SHARES.............................................................5

HOW TO REDEEM SHARES..........................................................7

DETERMINATION OF NET ASSET VALUE..............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................9

MANAGEMENT OF THE FUND........................................................11

FINANCIAL HIGHLIGHTS..........................................................12

PRIVACY POLICY................................................................13

FOR MORE INFORMATION..................................................BACK COVER

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                                                            Ticker Symbol: MVPFX

                               RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE

     The investment objective of the Marathon Value Portfolio (the "Fund") is to provide shareholders with long-term capital appreciation in a well-diversified portfolio. The Fund will measure its performance against the Standard & Poor's 500 Index(R). It will benchmark both relative performance and volatility against that measure.

PRINCIPAL STRATEGIES

     The Fund primarily will provide the investor broad exposure to what the Fund's advisor, Spectrum Advisory Services, Inc., believes are the best opportunities or values in common stocks of U.S. companies. These opportunities or values typically will be stocks of companies that, in the advisor's opinion, do not reflect the intrinsic value of the companies.

     The advisor intends that the Fund will invest primarily in common stocks of U.S. companies that have potential "value" in the advisor's judgment. The advisor believes that determining value involves an effort to understand a company's assets and business strengths and to compare those to the current price of the company's stock. It is worth noting that in today's economy, assets are often intangible. A value investor does not place great emphasis on precise projections of future earnings or on the current momentum of the company's business. The advisor will not exclude great companies that sell at reasonable prices relative to their value. The advisor intends for the Fund to provide investors with exposure to a wide number of industries.

     In valuing a company, the advisor takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company's business. To assess management strength, the advisor looks for characteristics such as a long-term record of success or positive opinions from industry observers. The advisor seeks companies whose businesses possess, in the advisor's opinion, inherent strength based on factors such as superior production or distribution processes, unique products or quality franchises. The Fund may also purchase a company's stock if the advisor's assessment of the private market value of the company (i.e., the price which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security. The advisor's assessment of private market value is based on reported similar transactions, information in industry publications or from individuals within the industry, or other sources of information.

     The Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. The Fund may invest in lower-rated debt securities of a company if the advisor believes that the company's junk bonds offer more potential for participating in the company's long-term prospects than could be achieved by investing in the company's other available securities. The Fund may invests up to 10% of its total assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the advisor. The Fund also may invest up to 10% of its assets in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

     The Fund intends to remain substantially invested in value securities. If, however, the advisor believes that sufficient investment opportunities that meet the Fund's investment criteria are not available, the Fund may invest up to 20% of its total assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund will incur duplicate management and other fees when investing in money market funds. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

     The advisor believes its price-driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against permanent impairment of capital. The advisor seeks to reduce risk by buying stocks the advisor believes are reasonably priced relative to the company's earnings and sales, by diversifying broadly and by avoiding current market favorites. The advisor's decision to purchase a stock (and the size of the position taken) is made without regard to the market capitalization of the company or its weighting in any market index. This means the Fund may invest in stocks of all sizes, including, but not limited to securities of small-and mid-capitalization securities.

     The Fund may sell a security when the advisor believes the price is no longer undervalued relative to the company's earnings and sales, the company's prospects have deteriorated, there has been a change in management, or better investment opportunities are available.


Principal Risks of Investing in the Fund

o VALUE RISK. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

o SMALL-AND MID-CAP RISK. Stocks of small-and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small-and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

o FOREIGN RISK. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

o INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is greater for investments in junk bonds.

o CREDIT RISK. Changes in the financial strength of an issuer may affect the issuer's ability to repay principal and to make timely interest payments. The degree of risk for a particular security may be reflected in its credit rating. Junk bonds are subject to greater credit and market risk than higher rated securities.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

      The Fund may be suitable for:

o Long-term investors seeking a fund with a value investment strategy
o Investors who can tolerate the risks associated with common stock investments
o Investors willing to accept the greater market price fluctuations of smaller companies

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the Marathon Value Portfolio, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                 [CHART OMITTED]
                         TOTAL RETURN AS OF DECEMBER 31*

                        2001 - 4.70%     2002 - -11.00%

     During the period shown, the highest return for a quarter was 7.74% (4th quarter, 2000); and the lowest return was -12.82% (3rd quarter, 2002).

     The Fund's total return for the most recent quarter ended March 31, 2003, was -3.47%.

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                                                 1 Year    Since March 28, 2000*
                                                 ------    ---------------------
The Fund
     Return Before Taxes                         -11.00%           2.87%
     Return After Taxes on Distributions(1)      -11.35%           2.45%
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)                       -6.70%           2.11%
S&P 500 Index
(reflects no deduction for fees, expenses,
 or taxes)                                       -22.09%         -16.58%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     * The Fund's current advisor began managing the predecessor fund on March 28, 2000.

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                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1.............................................................NONE
Exchange Fee................................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.25%
Distribution (12b-1) Fees...................................................NONE
Other Expenses ............................................................0.04%
Total Annual Fund Operating Expenses ......................................1.29%
Expense Reimbursement2.....................................................0.04%
Net Expenses ..............................................................1.25%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Fund's advisor contractually has agreed through October 31, 2006 to reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses (except brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses and interst on securities sold short) and extraordinary expenses) at 1.25% of average daily net assets.


Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first four years) and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

         1 year           3 years           5 years           10 years
         ------           --------          -------           --------
          $131              $408              $706             $1,553


                                HOW TO BUY SHARES

     The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and

o    a check (subject to the minimum amounts) made payable to the Fund.

      Mail the application and check to:

          U.S. MAIL:                            OVERNIGHT:
          Marathon Value Portfolio              Marathon Value Portfolio
          c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
          P.O. Box 6110                         431 North Pennsylvania Street
          Indianapolis, Indiana 46206-6110      Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 788-6086 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


      Huntington National Bank
      ABA #0440-0002-4
      Attn: Marathon Value Portfolio
      Account Name _________________(write in shareholder name)
      For the Account # ____________(write in account number)
      D.D.A.# 01892204628


     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

 -your name                   -the name of your account(s)
 -your account number(s)      -a check made payable to Marathon Value Portfolio

Checks should be sent to the Marathon Value Portfolio at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.


AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

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TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

          U.S. MAIL:                             OVERNIGHT:
          Marathon Value Portfolio               Marathon Value Portfolio
          c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
          P.O. Box 6110                          431 North Pennsylvania Street
          Indianapolis, Indiana 46206-6110       Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-788-6086 if you have questions. At the discretion of the Funds or Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 788-6086. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Board of Trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:


SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                        TAX STATUS
-------------------                        ----------

Income dividends                          Ordinary income rate (But see the
                                          discussion below concerning lower
                                          rates that may apply to dividends
                                          from the Fund's "qualified dividend
                                          income")

Net short-term capital
gain distributions                        Ordinary income rate

Net long-term capital
gain distributions                        Long-term capital gains rate -
                                          generally maximum 15% on non-corporate
                                          taxpayers for such gain realized
                                          between May 6, 2003 and
                                          December 31, 2008

Sales of shares
(including redemptions) owned             Long-term capital gains or losses
more than one year                        (capital gains rate - generally
                                          maximum 15% on non-corporate
                                          taxpayers for such gain realized
                                          between May 6, 2003 and
                                          December 31, 2008

Sales of shares
(including redemptions) owned             Gains are taxed at the same rate
for one year or less                      as ordinary income; losses are
                                          subject to special rules

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUND

     Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338, www.spectrumadvisory.com, serves as investment advisor to the Fund. Spectrum has been providing portfolio management services since its founding in 1991 by Marc S. Heilweil. The advisor provides equity and fixed income portfolio management services to a select group of individuals, pension and profit sharing plans, trusts, estates and non-profit organizations and, as of March 31, 2003, managed over $211 million in assets. As of March 31, 2003, Portfolio Manager Marc Heilweil and Spectrum Advisory Services, Inc., owned in the aggregate 60,181 shares of the Fund, equal to 5.21% of the Fund. For the fiscal year ended October 31, 2002, the Fund's predecessor paid the advisor a fee equal to an annual average rate of 1.25% of its average daily net assets.

     Marc S. Heilweil has been primarily responsible for the day-to-day management of the Fund, including the predecessor fund, since March 28, 2000. Mr. Heilweil has been President of the advisor since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the advisor's clients.

     The advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Fund does not pay any 12b-1 fees). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund's advisor contractually has agreed through October 31, 2006 to reimburse the Fund's other expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses (except brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses and interest on securities sold short) and extraordinary expenses) at 1.25% of average daily net assets.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended October 31, 1998 through 2002 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available from the Fund upon request.

                                                 Year              Year              Year             Year            Period
                                                ended             ended             ended             ended            ended
                                              October 31       October 31,       October 31,       October 31,      October 31,
                                                 2002              2001              2000             1999           1998 (a)
                                           -----------------  ---------------   ---------------  ----------------  --------------
Selected Per Share Data
Net asset value, beginning of period                 $10.63           $10.38             $9.23             $8.48          $10.00
                                           -----------------  ---------------   ---------------  ----------------  --------------
Income from investment operations
  Net investment income (loss)                         0.12             0.16              0.08            (0.01)            0.02
  Net realized and unrealized gain (loss)            (0.98)             0.18              1.07              0.78          (1.54)
                                           -----------------  ---------------   ---------------  ----------------  --------------
Total from investment operations                     (0.86)             0.34              1.15              0.77          (1.52)
                                           -----------------  ---------------   ---------------  ----------------  --------------
Less Distributions to shareholders:
  From net investment income                         (0.12)           (0.09)              0.00            (0.02)            0.00
  From net realized gain                               0.00             0.00              0.00              0.00            0.00
                                           --------------------------------------------------------------------------------------
                                           -----------------  ---------------   ---------------  ----------------  --------------
Total distributions                                  (0.12)           (0.09)              0.00            (0.02)            0.00
                                           -----------------  ---------------   ---------------  ----------------  --------------
                                           -----------------

Net asset value, end of period                        $9.65           $10.63            $10.38             $9.23           $8.48
                                           =================  ===============   ===============  ================  ==============
                                           =================  ===============   ===============  ================  ==============

Total Return                                        (8.21)%            3.24%            12.46%(d)          9.04%        (15.20)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $10,287           $7,294            $3,782            $4,116          $3,259
                                                                                         1.42%                                   e)
Ratio of expenses to average net assets               1.28%            1.28%                  (c)          1.48%           1.47%(
Ratio of expenses to average net assets
   before reimbursement                               1.28%            1.29%             1.49%             1.51%           1.50%(e)
Ratio of net investment income (loss) to
   average net assets                                 1.11%            1.45%             0.85%           (0.07)%           0.36%(e)
Ratio of net investment income (loss) to
   average net assets before reimbursement            1.11%            1.45%             0.79%           (0.11)%           0.33%(e)
Portfolio turnover rate                              44.44%           60.79%           207.02%           140.37%          61.04%(e)

(a) March 12, 1998 (commencement of operations) to October 31, 1998
(b) For periods of less than a full year, the total return is not annualized.
(c) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.
(d) Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.
(e) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 800-788-6086 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-21237

                            MARATHON VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                June 9, 2003


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Portfolio dated June 9, 2003. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002 ("Annual Report"). A free copy of the Prospectus, Semi-Annual or Annual Reports can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 788-6086.

                                TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUND.............................................2
---------------------------------
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3
---------------------------------------------------------------------
INVESTMENT LIMITATIONS........................................................7
----------------------
THE INVESTMENT ADVISOR........................................................9
----------------------
TRUSTEES AND OFFICERS........................................................10
---------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................13
------------------------------------
DETERMINATION OF SHARE PRICE.................................................14
----------------------------
INVESTMENT PERFORMANCE.......................................................15
----------------------
STATUS AND TAXATION OF THE FUND..............................................17
-------------------------------
CUSTODIAN....................................................................19
---------
FUND SERVICES................................................................19
-------------
ACCOUNTANTS..................................................................20
-----------
DISTRIBUTOR..................................................................20
-----------
FINANCIAL STATEMENTS.........................................................20
--------------------

DESCRIPTION OF THE TRUST AND FUND

     Marathon Value Portfolio (the "Fund") was organized as a series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

     On January 3, 2003, the Fund acquired all of the asset and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     As of March 31, 2003, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA - 64.61%. Marc Heilweil and Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338, - 5.21% in the aggregate.

     As of March 31, 2003, Schwab may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

     As of March 31, 2003, the officers and Trustees as a group beneficially owned less than one percent of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. EQUITY SECURITIES. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible securities. Equity securities in which the Fund may invest include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments in which the Fund may invest track the movement of other stock indexes.

     B. FOREIGN SECURITIES. The Fund may invest up to 10% of its assets in foreign equity securities including American Depositary Receipts. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

     C. REITs. The Fund may invest up to 15% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

     D. INDEXED SECURITIES. The Fund may invest up to 5% of its net assets in purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

     D. CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities.

     E. JUNK BONDS. The Fund may invest up to 10% of its total assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater market risk and credit risk, or loss of principal and interest, than higher rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

     The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing the securities for the purpose of computing its net asset value. Adverse publicity and investors perception about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

     Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower rated securities. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     The advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     F. REPURCHASE AGREEMENTS. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the advisor to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

     G. FIXED INCOME SECURITIES. The Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities.

     H. LOANS OF PORTFOLIO SECURITIES. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the advisor in response to requests of broker-dealers or institutional investors which the advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     I. SHORT SALES. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is Non-Fundamental (see Investment Limitations below), and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
     -----------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  SENIOR  SECURITIES.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL  ESTATE.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  COMMODITIES.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  LOANS.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  DIVERSIFICATION.  The Fund  will not  invest in the  securities  of any
         ---------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  PLEDGING.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  BORROWING.  The Fund will not purchase any  security  while  borrowings
         ----------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. MARGIN PURCHASES.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. REPURCHASE AGREEMENTS.  The Fund will not invest more than 5% of its net
        ---------------------
assets in repurchase agreements.

     5. ILLIQUID  INVESTMENTS.  The Fund will not purchase securities for which
        ---------------------
there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338 (the "Advisor"). Marc S. Heilweil, President of the Advisor, is the sole shareholder of the Advisor. Mr. Heilweil and Spectrum Advisory Services Inc. own, in the aggregate, 5.21% of the Fund's shares as of March 31, 2003.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of the non-interested person trustees, extraordinary expenses and Rule 12b-1 expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. Prior to March 28, 2000 Burroughs & Hutchinson, 702 W. Idaho Street, Suite 810, Boise, Idaho 83702 was the Predecessor Fund's investment advisor. For the period March 28, 2000 through October 31, 2000, and for the fiscal years ended October 31, 2001 and October 31, 2002, the Predecessor Fund paid advisory fees to the Advisor of $15,460, $68,353 and $116,276, respectively. The Advisor has contractually agreed through October 31, 2006 to reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses (except brokerage fees and commissions, taxes, borrowing costs such as dividend expenses on securities sold short and interest and extraordinary expenses) at 1.25% of average daily net assets.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002. The Fund and the Advisor have entered into a letter agreement dated March 28, 2003 regarding the expense reimbursement, which was approved by the Board at a meeting held on June 9, 2003.

     The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of the Advisor's most recent financial statements, a description of the Advisor's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The materials prepared by the Advisor were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

     At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor and the Advisor's agreement to reimburse the Fund for the fees and expenses of the Independent Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.28% of its average daily net assets, for a period ending February 28, 2006. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel, an Independent Trustee, stated that Predecessor Fund's one-year performance return was -7.3%, compared to the -16.5% loss by the S&P 500. He stated that in addition to the excellent performance of the Predecessor Fund, the Predecessor Fund had experienced no problems with the Advisor and the assets of the Predecessor Fund had increased under the Advisor's management.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "Spectrum" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Spectrum" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                                                                                   Number of Portfolios
            Name, Age and Address       Position(s) Held with the Fund                               in Fund Complex1
                                                   Complex1               Length of Time Served     Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Gary E. Hippenstiel                         Trustee                 Trustee of Unified              27
        600 Jefferson Street                                                Series Trust since
        Suite 350                                                             December 2002,
        Houston, TX  77002                                                   AmeriPrime Funds
                                                                              since 1995 and
        Year of Birth:  1947                                               AmeriPrime Advisors
                                                                          Trust since July 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Director,  Vice President and Chief Investment Officer of Legacy                       None
        Trust Company since 1992.
        ----------------------------------------------------------------- ------------------------------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                        Position(s) Held with the Fund    Length of Time Served Number of Portfolios in
            Name, Age and Address                  Complex1                                            Fund Complex1
                                                                                                    Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Stephen A. Little                           Trustee                 Trustee of Unified              27
        3647 Totem Lane                                                      Series Trust and
        Indianapolis, IN 46208                                               AmeriPrime Funds
        Year of Birth:  1946                                               since December 2002
                                                                              and AmeriPrime
                                                                           Advisors Trust since
                                  November 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        President and founder, The Rose, Inc., a registered investment                         None
        advisor, since April 1993.
        ----------------------------------------------------------------- ------------------------------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                        Position(s) Held with the Fund     Number of Portfolios
            Name, Age and Address                  Complex1               Length of Time Served      in Fund Complex1
                                                                                                    Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Daniel Condon                               Trustee                 Trustee of Unified              27
        2385 The Woods Lane                                                  Series Trust and
        Lexington, KY 40502                                                  AmeriPrime Funds
                                                                           since December 2002
        Year of Birth:  1950                                                  and AmeriPrime
                                                                           Advisors Trust since
                                                                              November 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Vice President and General Manager, International Crankshaft None Inc.,
        an automotive equipment manufacturing company, 1990 to present; Trustee,
        The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
        ----------------------------------------------------------------- ------------------------------------------------
 (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The Trust was recently established in December 2002, and as a result, the Valuation Committee held no meetings during the year ended December 31, 2002.

     The Trust's Audit Committee consists of Messrs. Little, Condon, and Hippenstiel. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Trust was recently established in December 2002, and as a result the Audit Committee held no meetings during the year ended December 31, 2002

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.



        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                                                                                    Number of Portfolios
           Name, Age and Address        Position(s) Held with the Fund     Length of Time Served      in Fund Complex1
                                                   Complex1                                          Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary            27
        1104 Buttonwood Court                                               since October 2002;
        ---------------------
        Lexington, KY  40515                                                 Trustee of Unified
        --------------------
                                                                             Series Trust since
        Year of Birth: 1950                                                    October 2002,
                                                                            AmeriPrime Advisors
                                                                            Trust since November
                                                                            2002 and AmeriPrime
                                                                            Funds since December
                                                                                    2002
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chairman  of Unified  Financial  Services,  Inc.  since 1989 and    Chairman, Unified Financial Services, Inc.
        Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                    since 1989
        2002;  President of Unified  Financial  Services  from  November   Director, Unified Financial Securities, Inc.
        1997 to April 2000.                                                since 1990, Director, Unified Fund Services,
                                                                           Inc. since November 2002.

        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                                                                                    Number of Portfolios
           Name, Age and Address        Position(s) Held with the Fund     Length of Time Served      in Fund Complex1
                                                   Complex1                                          Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Ronald C. Tritschler(3)                    Trustee                   Trustee of Unified              27
        2361 Old Hickory Lane                                                 Series Trust and
        Lexington, KY 40515                                                AmeriPrime Funds since
                                                                             December 2002 and
        Year of Birth:  1952                                                AmeriPrime Advisors
                                                                            Trust since November
                                                                                    2002
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chief Executive Officer,  Director and legal counsel of The Webb                       None
        Companies,   a  national  real  estate  company,  from  2001  to
        present;  Executive  Vice  President  and  Director  of The Webb
        Companies from 1990 to 2000; Director,  The Lexington Bank, from
        1998 to present;  Director, Vice President and legal counsel for
        The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                        Position(s) Held with the Fund    Length of Time Served Number of Portfolios
           Name, Age and Address                   Complex1                                           in Fund Complex1
                                                                                                     Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Thomas G. Napurano              Treasurer and Chief Financial     Since December 2002 for            N/A
        2424 Harrodsburg Road                      Officer                 Unified Series Trust;
        Lexington, KY  40503                                               since October 2002 for
                                                                            AmeriPrime Funds and
        Year of Birth:  1941                                                AmeriPrime Advisors
                                                                                   Trust
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chief Financial Officer and Executive Vice President of Unified                         N/A
        Financial Services, Inc., the parent company of the Trust's administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
        March 2002.
        ----------------------------------------------------------------- ------------------------------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                                                                                   Number of Portfolios
            Name, Age and Address         Position(s) Held with Fund      Length of Time Served      in Fund Complex(1)
                                                   Complex1                                         Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Carol Highsmith                       Assistant Secretary          Since November 2002              N/A
        431 N. Pennsylvania St.                                             for Unified Series
        Indianapolis, IN 46204                                             Trust and AmeriPrime
                                                                          Advisors Trust; since
        Year of Birth:  1964                                                December 2002 for
                                                                             AmeriPrime Funds
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                         Other Directorships Held
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Vice President, Compliance of Unified Fund Services, Inc.                              None
        (November 1994 to present); Vice President and Asst. Secretary of Lindbergh Funds

        ----------------------------------------------------------------- ------------------------------------------------
(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the
Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3)Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

     The following table provides information regarding shares of theFund and other portfolios of the Fund Complex owned by each Trustee as of March 31, 2003.

           -------------------------------- ------------------------------------- --------------------------------------
                                                                                   Aggregate Dollar Range of Shares of
                                                                                   All Funds Within the Fund Complex(1)
                       Trustee                  Dollar Range of Fund Shares
           -------------------------------- ------------------------------------- --------------------------------------
           -------------------------------- ------------------------------------- --------------------------------------
           Gary E. Hippenstiel                              None                               $1-$10,000
           -------------------------------- ------------------------------------- --------------------------------------
           -------------------------------- ------------------------------------- --------------------------------------
           Timothy L. Ashburn                               None                                  None
           -------------------------------- ------------------------------------- --------------------------------------
           -------------------------------- ------------------------------------- --------------------------------------
           Ronald Tritschler                                None                                  None
           -------------------------------- ------------------------------------- --------------------------------------
           -------------------------------- ------------------------------------- --------------------------------------
           Stephen Little                                   None                                  None
           -------------------------------- ------------------------------------- --------------------------------------
           -------------------------------- ------------------------------------- --------------------------------------
           Daniel Condon                                    None                                  None
           -------------------------------- ------------------------------------- --------------------------------------

The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.

     An estimate of the compensation to be paid to the Trustees and officers of the Trust for the year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust incurs its pro rata share of expenses based on the number of series in the Trust.

================================= ==================== ===================== =================== ======================
                                                            Pension or
                                                       Retirement Benefits    Estimated Annual    Total Compensation
                                       Aggregate        Accrued As Part of     Benefits Upon      from Trust and Fund
                                     Compensation         Fund Expenses          Retirement            Complex(1)
      Independent Trustees            from Trust
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Gary E. Hippenstiel, Trustee            $6,667                  $0                   $0                 $20,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Stephen A. Little, Trustee              $4,333                  $0                   $0                 $13,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Daniel Condon,                          $4,333                  $0                   $0                 $13,000
Trustee
--------------------------------- -------------------- --------------------- ------------------- ----------------------
================================= ==================== ===================== =================== ======================
                                                            Pension or                            Total Compensation
                                                       Retirement Benefits    Estimated Annual    from Trust and Fund
                                       Aggregate        Accrued As Part of     Benefits Upon           Complex(1)
Interested Trustees and Officers     Compensation         Fund Expenses          Retirement
                                      from Trust
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Timothy L. Ashburn, Chairman,           $3,667                  $0                   $0                 $11,000
President and Secretary
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee           $3,667                  $0                   $0                 $11,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Thomas G. Napurano, CFO and             $3,333                  $0                   $0                 $10,000
Treasurer
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Carol J. Highsmith, Assistant            $667                   $0                   $0                 $2,000
Secretary
================================= ==================== ===================== =================== ======================
(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
Advisors Trust and the Trust.



PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended October 31, 2000, 2001 and 2002, the Predecessor Fund paid brokerage commissions of $10,295, $6,080 and $7,875, respectively.

     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined at the close of trading(normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

                  P(1+T)n = ATVd

       Where:     P     =     a hypothetical $1,000 initial investment
                  T     =     average annual total return (after taxes on
                              distributions). n = number of years
                  ATVd        = ending value, after taxes on fund distribution
                              but not after taxes redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

                  P(1+T)n = ATVdr

       Where:     P     =     a hypothetical $1,000 initial investment
                  T     =     average annual total return (after taxes on
                              distributions). n = number of years
                  ATVdr       = ending value, after taxes on fund distributions
                              and redemptions, at the end of the applicabl period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The following table provides information regarding the Predecessor Fund's performance for the fiscal year ended October 31, 2002:

       ------------------------------------------------------------------------------------------------------------------------
                                                      MARATHON VALUE PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
                                                                                 1 Year                 Since Inception
       ---------------------------------------------------------------- ------------------------- -----------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
       Average Annual Total Return                                               -8.21%                      2.10%
       ---------------------------------------------------------------- ------------------------- -----------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
       Average Annual Total Return After Taxes on Distributions
                                                                                 -8.60%                      1.81%
       ---------------------------------------------------------------- ------------------------- -----------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
       Average Annual Total Return After Taxes on Distributions and
       Redemptions                                                               -4.97%                      1.55%
       ---------------------------------------------------------------- ------------------------- -----------------------------

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc., or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");

o    Diversify its investments in securities  within certain  statutory  limits;
     and

o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2002 the Predecessor Fund had available for federal tax purposes an unused net capital loss carryforward of $87,920, of which $48,312 expires in 2006 and $39,608 expires in 2007.

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income, if any, from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashborn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal years ended October 31, 2000, 2001 and 2002, Unified received $9,300, $17,272 and $21,710, respectively, from the Advisor on behalf of the Predecessor Fund for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2000, 2001 and 2002, Unified received $22,500, $32,125 and 31,087, from the Advisor on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2003. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy Ashburn, (a Trustee of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002. You can obtain the Annual Report and Semi-Annual Report without charge by calling the Fund at 1-800-788-6086.

                                GJMB GROWTH FUND

                                   PROSPECTUS
                                  June 9, 2003


INVESTMENT OBJECTIVE:
Long term capital appreciation




310 East Colorado Boulevard
Suite 802
Pasadena, California 91101
(888) 912-4562
























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................8

DETERMINATION OF NET ASSET VALUE...............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................10

MANAGEMENT OF THE FUND........................................................11

FINANCIAL HIGHLIGHTS..........................................................12

PRIVACY POLICY................................................................13

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the GJMB Growth Fund is long term capital appreciation.

PRINCIPAL STRATEGIES

     The Fund invests primarily in common stocks of U.S. companies which the Fund's advisor believes offer superior prospects for growth. In this regard, the advisor seeks to invest in stocks with the following characteristics:

o    Market capitalization in excess of $5 billion.

o    Seasoned businesses with at least 5 years of audited financial information.

o    Industry  leaders with strong brand  recognition.

o    Experienced and proven management teams.

     The Fund may also invest to a limited extent in comparable stocks of foreign companies by purchasing American Depositary Receipts ("ADRs"). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock.

     The Fund is a non-diversified fund, which means that the Fund may take larger positions in a smaller number of companies than a diversified fund. Certain industry sectors may be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

     The Fund  intends  to remain  substantially  invested  in large cap  equity securities. If, however, the advisor believes that adequate investment opportunities that meet the Fund's investment criteria are not currently available, the Fund may invest up to 50% of its total assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund will incur duplicate management and other fees from investments in other mutual funds, primarily money market funds. The Fund may not achieve its investment objective when holding a substantial cash position.

     The Fund's sell discipline evolves around three basic strategies. A stock may be sold if: (a) the advisor feels that expected earnings are already reflected in the share price; (b) the advisor feels that the stock's fundamentals no longer meet the advisor's criteria; or (c) the advisor desires to increase the overall cash level of the Fund.

Principal Risks of Investing in the Fund

o    GROWTH   RISK.   The  Fund   invests  in   companies   that  appear  to  be
     growth-oriented companies. Grwoth companies are companies that the Fund's advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the advisor's perceptions of a company's grwoth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

o VOLATILITY RISK. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the Fund may have a greater concentration in technology or healthcare companies and weakness in these sectors could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Healthcare companies may be affected by significant government regulation, product liability and other litigation, and the obsolescence of products.

o FOREIGN RISK. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

o    Long term investors seeking a fund with a growth investment strategy.

o    Investors willing to accept price fluctuations in their investment.

o Investors who can tolerate the greater risks associated with common stock investments.

HOW THE FUND HAS PERFORMED

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the GJMB Growth Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The performance table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                [OBJECT OMITTED]

                        TOTAL RETURN AS OF DECEMBER 31ST
   1999 - 25.59%      2000 - -9.05%       2001 - -11.42%      2002 - -14.07%

     The Fund's total return for the most recent quarter ended March 31, 2003 was -2.55%.

     During the period shown, the highest return for a quarter was 16.29% (4th quarter, 1999); and the lowest return was -11.89% (3rd quarter, 2001).

          AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/02:

                                              ONE YEAR   SINCE DECEMBER 31, 1998
THE FUND
   Return Before Taxes                         -14.70%            -3.61%
   Return After Taxes on Distributions1        -14.70%            -3.88%
   Return After Taxes on Distributions
      and Sale of Fund Shares1                  -8.95%            -2.85%
S&P 500 INDEX                                  -22.09%            -6.77%
   (reflects no deductions for fees,
    expenses or taxes)

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1.............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.20%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.02%
Total Annual Fund Operating Expenses.......................................1.22%
Expense Reimbursement2 ....................................................0.02%
Net Expenses ..............................................................1.20%

1 A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2 The Fund's advisor contractually has agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees incurred by the Fund through October 31, 2004.

Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year        3 years      5 Years       10 Years
         ------        -------      -------       --------
          $595           $849        $1,122        $1,899

     This  Example  does  not  reflect  sales  charges   (loads)  on  reinvested
dividends. If the sales charges (loads) were included, your costs would be higher.


                                HOW TO BUY SHARES

     The minimum initial investment in the Fund is $2,000. The advisor may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and

o    a check (subject to the minimum amounts) made payable to the Fund.

         Mail the application and check to:

         U.S. Mail:                         Overnight:
         GJMB Growth Fund                   GJMB Growth Fund
         c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
         P.O. Box 6110                      431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110   Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent at (888) 912-4562 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
         ABA #0440-0002-4..
         Attn: GJMB Growth Fund
         Account Name _________________(write in shareholder name) For the Account # ____________(write in account number)
         D.D.A.# 01892204602

     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

 ADDITIONAL INVESTMENTS

     Minimum subsequent investments are $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -a check made payable to GJMB Growth Fund

Checks should be sent to the GJMB Growth Fund at the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and to refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and the transfer agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification.Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         U.S. Mail:                         Overnight:
         GJMB Growth Fund                   GJMB Growth Fund
         c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
         P.O. Box 6110                      431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110   Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(888) 912-4562 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (888) 912-4562. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (888) 912-4562. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to reissue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's NAV. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, or when the advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions, if any, will consist primarily of capital gains.

     Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                     TAX STATUS
-------------------                     ----------

Income dividends                        Ordinary income rate (but see the
                                        discussion below concerning lower
                                        rates that may apply to dividends
                                        from the Fund's "qualified dividend
                                        income")

Net short-term capital gain
distributions                           Ordinary income rate

Net long-term capital gain
distributions                           Long-term capital gains rate -
                                        generally maximum 15% on non-corporate
                                        taxpayers for such gain realized between May 6, 2003 and December 31, 2003

Sales of shares
(including redemptions) owned           Long-term capital gains or losses
more than one year                      (capital gains rate - generally maximum
                                        15% on non-corporate taxpayers for such
                                        gain realized between May 6, 2003 and
                                        December 31, 2003

Sales of shares
(including redemptions) owned           Gains are taxed at the same rate
for one year or less                    as ordinary income; losses are subject
                                        to special rules

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND

     The Fund's investment advisor is Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101. The advisor is responsible for the selection and on going monitoring of the securities in the Fund's investment portfolio and managing the Fund's business affairs. The firm became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. As of December 31, 2002, the firm managed approximately $1.1 billion for individuals, trusts and pension plans. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the advisor's executive committee. Mr. Pulford joined the advisor in October of 1997 and, in addition to managing individual portfolios, is a principal of the firm. Mr. Pulford's investment career extends over more than 19 years. Immediately prior to joining the advisor, Mr. Pulford served as Vice-President of Investments for First American Trust Company from January 1995 through October 1997. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund's portfolio.

     For the fiscal period ended December 31, 2002, the Fund's predecessor paid the advisor a management fee equal to 1.20% of its average daily net assets.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. Information for the fiscal period June 30, 1999 through December 31, 2001, and for the fiscal year ended December 31, 2002 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available from the Fund upon request.

                                           Year ended    Period ended    Year ended   Year ended    Period ended
                                            12/31/02       12/31/01  (d)   6/30/01      6/30/00       6/30/99   (a)
                                          -------------- -------------   ------------ ------------  -------------

Selected Per Share Data
Net asset value, beginning of
period                                         $   9.66      $  10.01       $  12.68     $  11.02       $  10.00
                                          -------------- -------------   ------------ ------------  -------------
Income from investment operations

  Net investment income (loss)                     0.02          0.01           0.05         0.05           0.02
  Net realized and unrealized
gain (loss)                                      (1.44)        (0.30)         (2.33)         1.67           1.00
                                          --------------
                                                         -------------   ------------ ------------  -------------
Total from investment operations                               (0.29)         (2.28)         1.72           1.02
                                                 (1.42)
                                          -------------- -------------   ------------ ------------  -------------
Less Distributions to
shareholders:

  From net investment income                       0.00        (0.05)         (0.05)       (0.02)           0.00

  From net realized gain                           0.00        (0.01)         (0.34)       (0.04)           0.00
                                          --------------
                                                         -------------   ------------ ------------  -------------
Total distributions                                            (0.06)         (0.39)       (0.06)           0.00
                                                   0.00
                                          -------------- -------------   ------------ ------------  -------------

Net asset value, end of period                 $   8.24      $   9.66       $  10.01     $  12.68       $  11.02
                                          ============== =============   ============ ============  =============

Total Return                                   (14.70)%       (2.93)% (c)   (18.19)%       15.61%         10.20%(c)

Ratios and Supplemental Data
Net assets, end of period (000)                $ 11,049       $12,008        $12,697      $12,967         $6,502
Ratio of expenses to average net                                                                                 b)
assets                                            1.20%         1.20% (b)      1.20%        1.20%          1.20%(
Ratio of expenses to average net
assets
                                                                                                                 b)
   before waiver & reimbursement                  1.22%         1.22% (b)      1.23%        1.22%          1.25%(
Ratio of net investment income to
                                                                                                                 b)
   average net assets                             0.24%         0.27% (b)      0.40%        0.40%          0.34%(
Ratio of net investment income to
   average net assets before waiver &                                                                            b)
reimbursement                                     0.22%         0.25% (b)      0.38%        0.38%          0.28%(
Portfolio turnover rate                         115.69%        40.72%         59.92%       16.99%         24.26%

(a) December 31, 1998 (commencement of operations) to June 30, 1999. (b)
Annualized (c) For a period of less than a full year, the total return is not annualized. (d) The Fund elected to change its fiscal year to December 31. The figures shown are for the short year (July 1, 2001 through December 31, 2001).

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at (888) 912-4562 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.








Investment Company Act #811-21237

                                GJMB GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                June 9, 2003

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the GJMB Growth Fund dated June 9, 2003. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal year ended December 31, 2002. A free copy of the Prospectus or the annual report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 912-4562.

                                TABLE OF CONTENTS


                                                                            Page


DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................7

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................12

SALES AT NET ASSET VALUE......................................................13

DETERMINATION OF SHARE PRICE..................................................13

INVESTMENT PERFORMANCE........................................................14

STATUS AND TAXATION OF THE FUND...............................................17

CUSTODIAN.....................................................................18

FUND SERVICES.................................................................18

ACCOUNTANTS...................................................................19

DISTRIBUTOR...................................................................19

FINANCIAL STATEMENTS..........................................................19

DESCRIPTION OF THE TRUST AND THE FUND

     The GJMB Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002 and commenced operations on January 3, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Gamble, Jones Morphy & Bent (the "Advisor").

     On January 3, 2003, the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

     As of March 31, 2003, the following persons may be deemed to beneficially own five percent (5%) or more of the Predecessor Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102 - 96.11%.

     As of March 31, 2003, Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Predecessor Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

     As of March 31, 2003, the Trustees and officers as a group beneficially owned less than 1% of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.


      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains additional information about the investments the Fund may make and some of the techniques it may use.

     A. EQUITY SECURITIES. The Fund may invest in equity securities, which include common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants), American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and investment companies which invest primarily in the above. Common stock, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in rights, warrants or convertible stock. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate. The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock; rights; and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

     The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

     To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

     B. AMERICAN DEPOSITARY RECEIPTS. The Fund may invest up to 15% of its assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
     -----------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1.  BORROWING  MONEY.  The Fund will not borrow money,  except from:  (a) a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  SENIOR  SECURITIES.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL  ESTATE.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  COMMODITIES.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS.  The Fund will not make loans to other  persons,  except:  (a) by
        -----
loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  PLEDGING.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  BORROWING.  The Fund will not engage in  borrowing  (including  reverse
         ---------
repurchase agreements).

     3. MARGIN PURCHASES.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. SHORT SALES. The Fund will not effect short sales of securities.
        -----------

     5.  OPTIONS.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles, except as described in the Prospectus and the Statement of Additional Information.

     6. ILLIQUID SECURITIES. The Fund will not purchase illiquid securities
        -------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.




THE INVESTMENT ADVISOR

     The Fund's investment advisor is Gamble, Jones, Morphy & Bent. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones, President, and Christopher E. Morphy, Executive Vice-President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees, extraordinary expenses and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2002, fiscal period July 1, 2001 through December 31, 2001 and for the twelve months ended June 30, 2001, the Predecessor Fund paid advisory fees of $140,601, $72,498 and $159,690, respectively. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through October 31, 2004.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

     The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of the Advisor's most recent financial statements, a description of the Advisor's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The materials prepared by the Advisor were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

     At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor, and the Advisor's agreement to reimburse the expenses and fees of the Independent Trustees incurred by the Fund through October 31, 2003. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel stated that the Advisor has been a long-time Advisor to the Predecessor Fund and that the Advisor was a solid money manager. He also noted that the performance of the Predecessor Fund exceeded the performance of the S&P 500 by 500 basis points.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                                                                                   Number of Portfolios
            Name, Age and Address       Position(s) Held with the Fund                               in Fund Complex1
                                                   Complex1               Length of Time Served     Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Gary E. Hippenstiel                         Trustee                 Trustee of Unified              27
        600 Jefferson Street                                                Series Trust since
        Suite 350                                                             December 2002,
        Houston, TX  77002                                                   AmeriPrime Funds
                                                                              since 1995 and
        Year of Birth:  1947                                               AmeriPrime Advisors
                                                                          Trust since July 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Director,  Vice President and Chief Investment Officer of Legacy                       None
        Trust Company since 1992.
        ----------------------------------------------------------------- ------------------------------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                        Position(s) Held with the Fund    Length of Time Served Number of Portfolios in
            Name, Age and Address                  Complex1                                            Fund Complex1
                                                                                                    Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Stephen A. Little                           Trustee                 Trustee of Unified              27
        3647 Totem Lane                                                      Series Trust and
        Indianapolis, IN 46208                                               AmeriPrime Funds
        Year of Birth:  1946                                               since December 2002
                                                                              and AmeriPrime
                                                                           Advisors Trust since
                                  November 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        President and founder,  The Rose, Inc., a registered  investment                       None
        advisor, since April 1993.
        ----------------------------------------------------------------- ------------------------------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                        Position(s) Held with the Fund     Number of Portfolios
            Name, Age and Address                  Complex1               Length of Time Served      in Fund Complex1
                                                                                                    Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Daniel Condon                               Trustee                 Trustee of Unified              27
        2385 The Woods Lane                                                  Series Trust and
        Lexington, KY 40502                                                  AmeriPrime Funds
                                                                           since December 2002
        Year of Birth:  1950                                                  and AmeriPrime
                                                                           Advisors Trust since
                                                                              November 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Vice President and General Manager, International Crankshaft None Inc.,
        an automotive equipment manufacturing company, 1990 to present; Trustee,
        The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
        ----------------------------------------------------------------- ------------------------------------------------
         (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
             Advisors Trust and the Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The Trust was recently established in December 2002, and as a result the Valuation Committee held no meetings during the year ended December 31, 2002.

     The Trust's Audit Committee consists of Messrs. Little, Condon, and Hippenstiel. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Trust was recently established in December 2002, and as a result the Audit Committee held no meetings during the year ended December 31, 2002

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                                                                                    Number of Portfolios
           Name, Age and Address        Position(s) Held with the Fund     Length of Time Served      in Fund Complex1
                                                   Complex1                                          Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary            27
        1104 Buttonwood Court                                               since October 2002;
        ---------------------
        Lexington, KY  40515                                                 Trustee of Unified
        --------------------
                                                                             Series Trust since
        Year of Birth: 1950                                                    October 2002,
                                                                            AmeriPrime Advisors
                                                                            Trust since November
                                                                            2002 and AmeriPrime
                                                                            Funds since December
                                                                                    2002
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chairman  of Unified  Financial  Services,  Inc.  since 1989 and    Chairman, Unified Financial Services, Inc.
        Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                    since 1989
        2002;  President of Unified  Financial  Services  from  November   Director, Unified Financial Securities, Inc.
        1997 to April 2000.                                                                 since 1990,
                                                                            Director, Unified Fund Services, Inc. since
                                                                                          November 2002.
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                                                                                    Number of Portfolios
           Name, Age and Address        Position(s) Held with the Fund     Length of Time Served      in Fund Complex1
                                                   Complex1                                          Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Ronald C. Tritschler(3)                    Trustee                   Trustee of Unified              27
        2361 Old Hickory Lane                                                 Series Trust and
        Lexington, KY 40515                                                AmeriPrime Funds since
                                                                             December 2002 and
        Year of Birth:  1952                                                AmeriPrime Advisors
                                                                            Trust since November
                                                                                    2002
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chief Executive Officer,  Director and legal counsel of The Webb                       None
        Companies,   a  national  real  estate  company,  from  2001  to
        present;  Executive  Vice  President  and  Director  of The Webb
        Companies from 1990 to 2000; Director,  The Lexington Bank, from
        1998 to present;  Director, Vice President and legal counsel for
        The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                        Position(s) Held with the Fund     Length of Time Served Number of Portfolios
           Name, Age and Address                   Complex1                                           in Fund Complex1
                                                                                                     Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Thomas G. Napurano              Treasurer and Chief Financial     Since December 2002 for            N/A
        2424 Harrodsburg Road                      Officer                 Unified Series Trust;
        Lexington, KY  40503                                               since October 2002 for
                                                                            AmeriPrime Funds and
        Year of Birth:  1941                                                AmeriPrime Advisors
                                                                                   Trust
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chief Financial  Officer and Executive Vice President of Unified                        N/A
        Financial  Services,  Inc.,  the parent  company of the  Trust's administrator and principal underwriter;  member of the board of directors  of  Unified  Financial  Services,  Inc.  from 1989 to
        March 2002.
        ----------------------------------------------------------------- ------------------------------------------------

        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                                                                                   Number of Portfolios
            Name, Age and Address              Position(s) Held           Length of Time Served      in Fund Complex(1)
                                                  with Trust                                        Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Carol Highsmith                       Assistant Secretary          Since November 2002              N/A
        431 N. Pennsylvania St.                                             for Unified Series
        Indianapolis, IN 46204                                             Trust and AmeriPrime
                                                                          Advisors Trust; since
        Year of Birth:  1964                                                December 2002 for
                                                                             AmeriPrime Funds
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                         Other Directorships Held
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Vice President, Compliance of United Fund Services, Inc.                               None
        (November 1994 to present):  Vice President and Asst.  Secretary of Lindbergh Funds.

        ----------------------------------------------------------------- ------------------------------------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
    Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

     The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2002.


        ====================================== ================================== =========================================
                                                                                  Aggregate Dollar Range of Shares of All
                                                                                       Funds Within the Fund Complex(1)
                       Trustee                 Dollar Range of Predecessor Fund
                                                            Shares
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Gary E. Hippenstiel                                  None                               $1 - $10,000
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Timothy L. Ashburn                                   None                                   None
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Ronald Tritschler                                    None                                   None
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Stephen Little                                       None                                   None
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Daniel Condon                                        None                                   None
        ====================================== ================================== =========================================

      (1) The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
          Advisors Trust and the Trust.


     The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the Fund's fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust incurs its pro rata share of expenses based on the number of series in the Trust.

=============================== ===================== ==================== =================== =====================
                                                          Pension or
                                     Aggregate            Retirement        Estimated Annual    Total Compensation
                                    Compensation       Benefits Accrued      Benefits Upon     from Trust and Fund
     Independent Trustees           from Trust*         As Part of Fund        Retirement            Complex
                                                           Expenses
------------------------------- --------------------- -------------------- ------------------- ---------------------

Gary E. Hippenstiel, Trustee           $6,667                 $0                   $0                $20,000
------------------------------- --------------------- -------------------- ------------------- ---------------------

------------------------------- --------------------- -------------------- ------------------- ---------------------

------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Stephen A. Little, Trustee             $4,333                 $0                   $0                $13,000
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Daniel Condon, Trustee                 $4,333                 $0                   $0                $13,000

------------------------------- --------------------- -------------------- ------------------- ---------------------
=============================== ===================== ==================== =================== =====================
                                                          Pension or
                                     Aggregate            Retirement        Estimated Annual    Total Compensation
 Non-Independent Trustees and       Compensation       Benefits Accrued      Benefits Upon     from Trust and Fund
           Officers                 from Trust*         As Part of Fund        Retirement            Complex
                                                           Expenses
------------------------------- --------------------- -------------------- ------------------- ---------------------

Timothy L. Ashburn, Trustee,           $3,667                 $0                   $0                $11,000
President and Secretary
------------------------------- --------------------- -------------------- ------------------- ---------------------

Ronald C. Tritschler, Trustee          $3,667                 $0                   $0                $11,000
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Thomas G. Napurano, CFO and            $3,333                 $0                   $0                $10,000
Treasurer
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Carol J. Highsmith, Assistant           $667                  $0                   $0                 $2,000
Secretary
=============================== ===================== ==================== =================== =====================

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal period July 1, 2001 (commencement of the Predecessor Fund's new fiscal year) through December 31, 2001, no brokerage transactions were directed by the Predecessor Fund to any brokers because of research services provided by the broker.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

     For the fiscal year ended December 31, 2002 and for the fiscal period July 1, 2001 through December 31, 2001, for the twelve months ended June 30, 2002, the Predecessor Fund paid brokerage commissions of $23,714.50, $8,150, $12,804, respectively.

     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

                          DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions) n = number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the Predecessor Fund's performance:

       ----------------------------------------------- ----------------------------- ---------------------------------------
                                                          One Year Period ended             Period December 31, 1998
       GJMB Growth Fund                                     December 31, 2002         (commencement of operations) through
                                                                                               December 31, 2002
       ----------------------------------------------- ----------------------------- ---------------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------------
       Average Annual Total Return                               -14.70%                             -3.61%
       ----------------------------------------------- ----------------------------- ---------------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------------
       Average Annual Total Return After Taxes on
       Distributions                                             -14.70%                             -3.88%
       ----------------------------------------------- ----------------------------- ---------------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------------
       Average Annual Total Return After Taxes on
       Distributions and Redemption                               -8.95%                             -2.85%
       ----------------------------------------------- ----------------------------- ---------------------------------------

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

o    Diversify its investments in securities  within certain  statutory  limits;
     and

o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

    The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. For the fiscal year ended December 31, 2002 had loss carryforward totaling $2,596,647, of which $41,955 expire June 30, 2009, $446,293 expires December 31, 2009 and $2,108,399 expire in 2010.

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal period July 1, 2001 through December 31, 2001, and for the twelve months ended June 30, 2002, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, the Advisor paid fees of $10,332, $19,302, $15,000 and $5,700, respectively, on behalf of the Predecessor Fund to Unified for these fund accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal year period July 1, 2001 through December 31, 2002, for the twelve months ended June 30, 2002, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, Unified received $15,637, $19,991, $30,000 and $15,000 from the Advisor (not the Predecessor Fund) for these administrative services.

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2003. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's annual report to shareholders for the fiscal year ended December 31, 2002. You can obtain the annual report and without charge by calling the Fund at (888) 912-4562.